Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Growth Portfolio
March 31, 2026
VIPGRWT-NPRT1-0526
1.799861.122
Common Stocks - 98.2%
	Shares	Value ($)
AUSTRALIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
BHP Group Ltd ADR (a)	514,000	37,388,360
BELGIUM - 1.1%
Health Care - 1.1%
Pharmaceuticals - 1.1%
UCB SA	375,700	113,197,185
BRAZIL - 0.6%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc (b)	4,682	8,095,272
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (b)	579,971	8,334,183
Materials - 0.4%
Metals & Mining - 0.4%
Vale SA ADR	2,726,200	43,373,842
TOTAL BRAZIL		59,803,297
CANADA - 1.8%
Information Technology - 0.5%
IT Services - 0.5%
Shopify Inc Class A (United States) (b)	424,900	50,401,638
Materials - 1.3%
Chemicals - 0.0%
Nutrien Ltd (United States)	25,170	1,899,328
Metals & Mining - 1.3%
Agnico Eagle Mines Ltd/CA (United States)	350,700	71,185,086
Franco-Nevada Corp	272,900	67,572,716
		138,757,802
TOTAL MATERIALS		140,657,130
TOTAL CANADA		191,058,768
CHILE - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Antofagasta PLC	285,700	12,812,067
Lundin Mining Corp	608,600	15,176,720

TOTAL CHILE		27,988,787
GERMANY - 0.3%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Auto1 Group SE (b)	1,512,100	26,921,515
ISRAEL - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Gamida Cell Ltd rights (b)(c)	2,212,268	22
KOREA (SOUTH) - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
SK Hynix Inc	146,890	84,850,978
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	38,323	6,593,855
NETHERLANDS - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE ADR (b)	74,747	54,583,997
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	24,500	4,823,070
TOTAL NETHERLANDS		59,407,067
NORWAY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	431,100	4,594,835
TAIWAN - 3.5%
Information Technology - 3.5%
Electronic Equipment, Instruments & Components - 0.1%
Chroma ATE Inc	305,000	14,656,343
Semiconductors & Semiconductor Equipment - 3.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,064,604	359,782,922
TOTAL TAIWAN		374,439,265
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	11,300	5,893,176
UNITED KINGDOM - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(c)(d)	5,800	8,077,312
UNITED STATES - 88.6%
Communication Services - 12.3%
Entertainment - 1.7%
Live Nation Entertainment Inc (b)	102,068	15,566,390
Netflix Inc (b)	1,662,190	159,819,569
		175,385,959
Interactive Media & Services - 10.6%
Alphabet Inc Class A	2,362,776	679,439,867
Epic Games Inc (b)(c)(d)	5,869	2,624,851
Meta Platforms Inc Class A	778,916	445,641,211
		1,127,705,929
TOTAL COMMUNICATION SERVICES		1,303,091,888
Consumer Discretionary - 9.7%
Automobiles - 2.2%
Tesla Inc (b)	618,643	229,980,535
Broadline Retail - 4.6%
Amazon.com Inc (b)	2,343,780	488,139,061
Hotels, Restaurants & Leisure - 1.4%
Airbnb Inc Class A (b)	62,600	7,905,128
Hilton Worldwide Holdings Inc	220,691	67,107,719
Viking Holdings Ltd (b)	1,048,949	77,076,773
		152,089,620
Household Durables - 0.7%
Blu Homes Inc (b)(c)(d)	14,533,890	4,505
DR Horton Inc	230,507	31,630,171
Lennar Corp Class A	45,100	3,916,483
SharkNinja Inc (b)	380,500	40,294,950
		75,846,109
Specialty Retail - 0.8%
Lowe's Cos Inc	35,700	8,435,196
Ross Stores Inc	92,100	19,951,623
Williams-Sonoma Inc	285,372	52,031,877
		80,418,696
TOTAL CONSUMER DISCRETIONARY		1,026,474,021
Consumer Staples - 1.5%
Consumer Staples Distribution & Retail - 0.9%
Costco Wholesale Corp	93,600	93,265,848
Personal Care Products - 0.2%
Estee Lauder Cos Inc/The Class A	364,300	26,145,811
Tobacco - 0.4%
Philip Morris International Inc	236,099	39,036,609
TOTAL CONSUMER STAPLES		158,448,268
Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
APA Corp	1,604,193	68,081,951
Chevron Corp	158,400	32,772,960
ConocoPhillips	34,000	4,488,000
Exxon Mobil Corp	535,660	90,880,076
Ovintiv Inc	98,400	5,841,024
TOTAL ENERGY		202,064,011
Financials - 5.8%
Banks - 0.7%
Bank of America Corp	1,250,100	60,942,375
US Bancorp	271,000	14,094,710
		75,037,085
Capital Markets - 2.0%
Cboe Global Markets Inc	214,700	60,345,729
Charles Schwab Corp/The	566,800	53,267,864
Morgan Stanley	570,664	93,914,174
		207,527,767
Financial Services - 3.1%
Mastercard Inc Class A	668,279	333,912,286
TOTAL FINANCIALS		616,477,138
Health Care - 6.7%
Biotechnology - 2.6%
Adamas Pharmaceuticals Inc rights (b)(c)	1,781,700	17,817
Adamas Pharmaceuticals Inc rights (b)(c)	1,781,700	18
Alnylam Pharmaceuticals Inc (b)	173,424	57,380,799
Blueprint Medicines Corp rights (b)(c)	36,400	0
Cogent Biosciences Inc (b)	472,644	18,192,068
Cytokinetics Inc (b)	269,100	17,736,381
Gilead Sciences Inc	162,800	22,689,436
Insmed Inc (b)	465,433	76,107,604
Legend Biotech Corp ADR (b)	426,557	7,716,416
Moderna Inc (b)	1,125,011	57,150,559
Twist Bioscience Corp (b)	22,400	1,064,448
Tyra Biosciences Inc (b)	537,200	20,574,760
		278,630,306
Health Care Equipment & Supplies - 1.5%
Edwards Lifesciences Corp (b)	773,800	61,965,904
Insulet Corp (b)	173,800	36,470,192
Medline Inc Class A	1,365,668	60,772,226
		159,208,322
Health Care Technology - 0.1%
Veeva Systems Inc Class A (b)	56,100	9,854,526
Pharmaceuticals - 2.5%
Crinetics Pharmaceuticals Inc (b)	148,200	5,382,624
Eli Lilly & Co	278,787	256,419,919
		261,802,543
TOTAL HEALTH CARE		709,495,697
Industrials - 10.2%
Aerospace & Defense - 1.5%
Anduril Industries Inc Class B (c)(d)	1,299	82,798
Anduril Industries Inc Class C (c)(d)	1	64
Beta Technologies Inc Class A (a)(b)	61,100	898,170
Boeing Co (b)	408,688	81,341,173
GE Aerospace	118,823	33,718,403
Space Exploration Technologies Corp (b)(c)(d)	63,965	33,683,329
Space Exploration Technologies Corp Class C (b)(c)(d)	22,307	11,746,643
		161,470,580
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	46,800	7,772,076
Building Products - 0.9%
Trane Technologies PLC	223,222	93,025,536
Construction & Engineering - 0.6%
Dycom Industries Inc (b)	110,300	37,371,846
EMCOR Group Inc	37,300	27,538,963
		64,910,809
Electrical Equipment - 2.1%
GE Vernova Inc	141,212	123,263,955
Nextpower Inc Class A (b)	825,500	99,514,025
		222,777,980
Ground Transportation - 0.4%
Old Dominion Freight Line Inc	193,007	37,713,568
Machinery - 3.5%
Cummins Inc	147,071	79,127,139
Deere & Co	145,277	81,834,534
Dover Corp	121,500	25,326,675
Ingersoll Rand Inc	33,400	2,676,008
PACCAR Inc	323,800	37,398,900
Parker-Hannifin Corp	64,600	57,832,504
Westinghouse Air Brake Technologies Corp	330,497	82,594,506
		366,790,266
Passenger Airlines - 0.4%
Delta Air Lines Inc	408,800	27,177,024
Southwest Airlines Co	302,662	11,371,011
		38,548,035
Trading Companies & Distributors - 0.8%
Ferguson Enterprises Inc (United Kingdom)	297,357	69,238,993
United Rentals Inc	26,283	19,148,742
		88,387,735
TOTAL INDUSTRIALS		1,081,396,585
Information Technology - 37.8%
Communications Equipment - 1.0%
Arista Networks Inc (b)	350,080	42,982,822
Lumentum Holdings Inc (b)	93,400	65,637,784
		108,620,606
Electronic Equipment, Instruments & Components - 2.5%
Amphenol Corp Class A	868,434	109,726,636
Coherent Corp (b)	417,995	99,570,589
Corning Inc	414,200	56,318,774
		265,615,999
Semiconductors & Semiconductor Equipment - 20.0%
Advanced Micro Devices Inc (b)	115,500	23,496,165
Analog Devices Inc	107,700	34,263,678
Broadcom Inc	1,192,342	369,041,773
Intel Corp (b)	436,854	19,278,367
KLA Corp	32,300	47,558,843
Lam Research Corp	304,523	65,064,384
MACOM Technology Solutions Holdings Inc (b)	126,500	28,091,855
Marvell Technology Inc	698,100	69,146,805
Micron Technology Inc	66,900	22,601,496
NVIDIA Corp	8,153,476	1,421,966,215
SiTime Corp (b)	48,700	16,818,545
		2,117,328,126
Software - 8.5%
Asapp Inc warrants 8/28/2028 (b)(c)(d)	2,365,967	544,172
Cadence Design Systems Inc (b)	132,800	36,901,136
Canva Inc Class A (b)(c)(d)	5,100	6,868,629
Microsoft Corp	2,069,576	766,094,948
Palantir Technologies Inc Class A (b)	295,500	43,225,740
Synopsys Inc (b)	134,500	53,326,560
		906,961,185
Technology Hardware, Storage & Peripherals - 5.8%
Apple Inc	2,316,932	588,014,172
Seagate Technology Holdings PLC	62,900	24,641,704
		612,655,876
TOTAL INFORMATION TECHNOLOGY		4,011,181,792
Materials - 1.9%
Chemicals - 1.1%
Corteva Inc	1,009,983	84,545,677
Sherwin-Williams Co/The	62,600	20,066,430
		104,612,107
Construction Materials - 0.0%
Vulcan Materials Co	10,900	2,968,070
Metals & Mining - 0.8%
Alcoa Corp	1,242,625	82,423,316
Coeur Mining Inc (b)	370,300	6,950,531
		89,373,847
TOTAL MATERIALS		196,954,024
Real Estate - 0.2%
Health Care REITs - 0.2%
Ventas Inc	389,000	31,812,419
Utilities - 0.6%
Electric Utilities - 0.4%
NRG Energy Inc	287,600	42,029,864
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	152,000	22,850,160
TOTAL UTILITIES		64,880,024
TOTAL UNITED STATES		9,402,275,867
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (b)	299,801	7,167,983
TOTAL COMMON STOCKS (Cost $6,806,530,363)		10,409,658,272

Convertible Preferred Stocks - 1.0%
	Shares	Value ($)
UNITED STATES - 1.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series D-2 (c)(d)	19,100	3,138,512
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(d)	61,700	761,378
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	198,400	365,056
Industrials - 0.2%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series F (b)(c)(d)	205,955	13,127,572
Anduril Industries Inc Series G (c)(d)	12,300	784,002
		13,911,574
Air Freight & Logistics - 0.1%
Zipline International Inc Series H (c)(d)	102,700	5,777,902
TOTAL INDUSTRIALS		19,689,476
Information Technology - 0.7%
Software - 0.7%
Anthropic PBC Series F (c)(d)	44,800	11,609,472
Anthropic PBC Series G (c)(d)	77,200	20,005,608
Asapp Inc Series C (b)(c)(d)	654,971	740,117
Asapp Inc Series D (b)(c)(d)	4,123,720	3,010,316
Canva Inc Series A2 (b)(c)(d)	184	247,809
Canvas Inc Series A (b)(c)(d)	1,016	1,368,339
Databricks Inc Series K (c)(d)	42,300	6,983,730
OpenAI Group Pbc Series A-2 (c)(d)	32,535	22,373,994
World Labs Technologies Inc Series C (c)(d)	11,200	3,529,344
World Labs Technologies Inc Series C PRIME (c)(d)	8,567	2,892,733
TOTAL INFORMATION TECHNOLOGY		72,761,462
Materials - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings Inc Series C2 (b)(c)(d)	137,249	2,425,190
Illuminated Holdings Inc Series C3 (b)(c)(d)	171,560	3,031,465
Illuminated Holdings Inc Series C4 (b)(c)(d)	48,240	852,401
Illuminated Holdings Inc Series C5 (b)(c)(d)	96,064	1,697,451
Illuminated Holdings Inc Series E2 (c)(d)	266,442	4,708,030
TOTAL MATERIALS		12,714,537
TOTAL UNITED STATES		109,430,421
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $100,574,885)		109,430,421

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	86,425,906	86,443,191
Fidelity Securities Lending Cash Central Fund (e)(f)	3.69	33,229,908	33,233,231
TOTAL MONEY MARKET FUNDS (Cost $119,676,422)			119,676,422

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $7,026,781,670)	10,638,765,115
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(28,206,289)
NET ASSETS - 100.0%	10,610,558,826

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $173,062,724 or 1.6% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $845,579.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	787,341

Anduril Industries Inc Class B	6/16/2025	53,107

Anduril Industries Inc Class C	6/16/2025	41

Anduril Industries Inc Series F	8/7/2024	4,476,761

Anduril Industries Inc Series G	4/17/2025	502,858

Anthropic PBC Series F	8/18/2025	6,315,348

Anthropic PBC Series G	1/27/2026	20,005,331

Asapp Inc Series C	4/30/2021	4,320,909

Asapp Inc Series D	8/29/2023	15,923,745

Asapp Inc warrants 8/28/2028	8/29/2023	1

Blu Homes Inc	5/21/2020	25,137

Canva Inc Class A	8/19/2025 - 11/12/2025	8,395,314

Canva Inc Series A2	9/22/2023	196,265

Canvas Inc Series A	9/22/2023	1,083,728

Databricks Inc Series K	9/8/2025	6,345,000

ElevateBio LLC Series C	3/9/2021	832,288

Epic Games Inc	3/29/2021	5,194,065

Illuminated Holdings Inc Series C2	7/7/2020	3,431,225

Illuminated Holdings Inc Series C3	7/7/2020	5,146,800

Illuminated Holdings Inc Series C4	1/8/2021	1,736,640

Illuminated Holdings Inc Series C5	6/16/2021	4,149,965

Illuminated Holdings Inc Series E2	6/14/2023 - 9/27/2023	4,478,900

OpenAI Group Pbc Series A-2	9/30/2024	6,112,033

Revolut Group Holdings Ltd	1/28/2026	8,178,553

Space Exploration Technologies Corp	11/22/2024 - 12/12/2025	13,144,013

Space Exploration Technologies Corp Class C	12/12/2025	9,391,247

Waymo LLC Series D-2	2/2/2026	3,138,434

World Labs Technologies Inc Series C	2/17/2026	2,914,671

World Labs Technologies Inc Series C PRIME	2/17/2026	2,898,303

Zipline International Inc Series H	12/3/2025	5,778,340

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	66,982,590	387,799,795	368,339,194	514,326	(1,120)	1,120	86,443,191	86,425,906	0.1%
Fidelity Securities Lending Cash Central Fund	562,531	70,276,600	37,605,900	18,188	-	-	33,233,231	33,229,908	0.1%
Total	67,545,121	458,076,395	405,945,094	532,514	(1,120)	1,120	119,676,422

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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